Operations in hydrocarbon consortiums - Summary of joint operations and consortia for the exploration and production of oil and gas (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
25 de Mayo-Medanito S.E. [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro	Río Negro
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2026	2026
25 de Mayo-Medanito S.E. [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Jaguel de ios machos [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro	Río Negro
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2025	2025
Jaguel de ios machos [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Bajada del Palo Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén	Neuquén
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2053	2053
Bajada del Palo Este [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Bajada del Palo Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén	Neuquén
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2053	2053
Bajada del Palo Oeste [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Entre Lomas [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro	Río Negro
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2026	2026
Entre Lomas [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Entre Lomas One [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén	Neuquén
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2026	2026
Entre Lomas One [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Agua AmargaCharco del Palenque [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro	Río Negro
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2034	2034
Agua AmargaCharco del Palenque [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Agua AmargaJarilla Quemada [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro	Río Negro
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2040	2040
Agua AmargaJarilla Quemada [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Coirn Amargo Sur Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén	Neuquén
Oil and gas fileds operator	Shell Argentina S.A.	Shell Argentina S.A.
Oil and gas duration	2053	2053
Coirn Amargo Sur Oeste [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	10.00%	10.00%
Coirn Amargo Norte [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén	Neuquén
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2036	2036
Coirn Amargo Norte [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	84.62%	55.00%
Acambuco San Pedrito [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Salta	Salta
Oil and gas fileds operator	Pan American Energy	Pan American Energy
Oil and gas duration	2036	2036
Acambuco San Pedrito [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	1.50%	1.50%
Acambuco Macueca [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Salta	Salta
Oil and gas fileds operator	Pan American Energy	Pan American Energy
Oil and gas duration	2040	2040
Acambuco Macueca [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	1.50%	1.50%
Sur Rio Deseado Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Santa Cruz	Santa Cruz
Oil and gas fileds operator	Alianza Petrolera Argentina S.A.	Alianza Petrolera Argentina S.A.
Oil and gas duration	2021	2021
Sur Rio Deseado Este [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	16.90%	16.90%
Aguila Mora [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén	Neuquén
Oil and gas fileds operator	Vista Argentina	Vista Argentina
Oil and gas duration	2054	2054
Aguila Mora [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	90.00%	90.00%
Cuenca del Sureste Basin Block CS-01 [Member] | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco	Tabasco
Oil and gas fileds operator	Vista Holding II	Jaguar
Oil and gas duration	2047	2047
Cuenca del Sureste Basin Block CS-01 [Member] | Mexico [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Cuenca del Sureste Basin Block A-10 [Member] | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco	Tabasco
Oil and gas fileds operator	Jaguar	Jaguar
Oil and gas duration	2047	2047
Cuenca del Sureste Basin Block A-10 [Member] | Mexico [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Block TM-01 [Member] | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Veracruz	Veracruz
Oil and gas fileds operator	Jaguar	Jaguar
Oil and gas duration	2047	2047
Block TM-01 [Member] | Mexico [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%